Goodwill (Details Textual) - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Impairment Loss Recorded In Goodwill Till Date	₨ 16,274	₨ 16,274
Impairment Loss Recorded In Goodwill Pertaining To A Subsidiary Till Date	₨ 16,003	₨ 16,003
Growth rate used to extrapolate cash flow projections	0.00%
Before tax [Member] | Bottom of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate used in current estimate of value in use	7.56%
Before tax [Member] | Top of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate used in current estimate of value in use	16.63%
After tax [Member] | Bottom of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate used in current estimate of value in use	6.97%
After tax [Member] | Top of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate used in current estimate of value in use	13.74%